Stockholders’ Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Abstract]
Schedule of Restricted Stock Shares Granted and Outstanding	Below is a table summarizing the Restricted Stock Shares granted and outstanding as of and for the quarter ended September 30, 2023:
	Unvested Restricted	Weighted Average Grant Date
	Stock	FV Price
Unvested as of January 1, 2023	275	$81.00
Granted	-	-
Vested	(190)	81.00
Forfeited	(55)	-
Unvested as of September 30, 2023	30	81.00
Total unrecognized expense remaining	$2,430
Weighted-average years expected to be recognized over	0.25	-

Below is a table summarizing the Restricted Stock Shares granted and outstanding as of and for the year ended December 31, 2022:
	Unvested Restricted	Weighted Average Grant Date
	Stock	FV Price
Unvested as of January 1, 2022	-	$-
Granted	600	81.00
Vested	325	81.00
Unvested as of December 31, 2022	275	81.00
Total unrecognized expense remaining	$22,275
Weighted-average years expected to be recognized over	1.0	-

Schedule of Option Activity	A summary of the option activity during the nine months ended September 30, 2023 is presented below:
			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Term	Intrinsic
	Options	Price	(Years)	Value
Outstanding, January 1, 2023	162,956	$84.63	8.6	-
Granted	269,776	0.67	9.9	-
Exercised	-	-	-	-
Forfeited/Expired	(15,000)	-	-	-
Outstanding, September 30, 2023	417,732	$30.61	9.2	$-

Exercisable, September 30, 2023	177,987	$55.52	8.5	$-
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, January 1, 2023	3,435,728	$30.92	5.1	$-
Issued	11,305,205	0.48	5.0	-
Exercised	(1,834,140)	0.0001	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, September 30, 2023	12,906,793	$8.43	3.4	$-

Exercisable, September 30, 2023	12,906,793	$8.43	3.4	-
A summary of the option activity during the years ended December 31, 2022 and 2021 is present below:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (in Years)	Intrinsic Value
Outstanding, January 1, 2021	2,500	49.80	9.92	-
Granted	134,550	96.34	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2021	137,050	95.49	9.41	3,525
Granted	25,906	27.20	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2022	162,956	84.63	8.60	$-

Exercisable, December 31, 2022	93,336	83.47	8.50	$-

Schedule of Outstanding and Exercisable Stock Options	A summary of outstanding and exercisable stock options as of September 30, 2023 is presented below:
Stock Options Outstanding		Stock Options Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$49.80	2,500	7.2	2,500
$88.60	79,000	7.4	70,222
$151.20	21,800	7.8	11,808
$79.00	18,750	8.2	17,240
$27.20	25,906	8.6	12,691
$0.67	269,776	9.9	63,526
	417,732	8.5	177,987
Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$100.00	128,200	2.4	128,200
$105.60	3,183	1.6	3,183
$141.40	1,250	0.8	1,250
$150.00	125,000	2.9	125,000
$230.00	300,062	2.1	300,062
$0.83	13,950,976	5.0	13,950,976
$0.65	4,615,385	5.0	4,615,385
$0.0001	3,285,000	-	3,285,000
	12,906,793	4.9	12,906,793
A summary of the option activity during the years ended December 31, 2022 and 2021 is present below:
Stock Options Outstanding		Stock Options Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$49.80	2,500	7.9	2,500
$88.60	79,000	8.2	54,422
$151.20	21,800	8.6	7,721
$79.00	33,750	8.9	17,318
$27.20	25,906	9.4	11,375
	162,956	8.5	93,337

Schedule of Special Voting Shares Activity	The following table summarizes the Special Voting Shares activity during the years ended December 31, 2022 and 2021:
Balance, January 1, 2021	73,488
Shares issued	-
Shares exchanged	(73,224)
Balance, December 31, 2021	264
Shares issued	-
Shares exchanged	-
Balance, December 31, 2022	264

Schedule of Estimated Using the Black Scholes Valuation Method Assumptions	The assumptions used in the Black-Scholes valuation method for these options which were issued in 2021 were as follows:
Risk free interest rate	0.75% - 0.99%
Expected term (years)	5.62 - 6.01
Expected volatility	84% - 98.5%
Expected dividends	0%
Risk free interest rate	2.88%
Expected term (years)	5.00 - 5.77
Expected volatility	91.0%
Expected dividends	0%